Contingent liability (Details Narrative) - Jun. 30, 2026	USD ($)	SGD ($)
Performance Guarantee [Member]
Loss Contingencies [Line Items]
Performance guarantee	$ 29,206	$ 37,796
Rental Deposit [Member]
Loss Contingencies [Line Items]
Rental deposit	$ 55,637	$ 72,000